Fair value and fair value hierarchy of financial instruments (Tables)	12 Months Ended
Dec. 31, 2020
Fair value and fair value hierarchy of financial instruments
Summary of carrying amounts and fair values of the Group's financial instruments

	Carrying amounts		Fair values
	2020	2019	2020	2019
		(Restated)		(Restated)
Financial liabilities
Warrant liabilities	385,486	298,192	385,486	298,192

Summary of significant unobservable inputs into the Valuation Model for the private placement warrants

	2020	2019
Expected volatility	36.6%	34.4%
Risk–free interest rate	0.26%	1.69%
Expected term (years)	3.97	4.97

Summary of fair value measurement hierarchy of the Group's financial instruments

As at 31 December 2020

	Fair value measurement using
	Quoted prices	Significant	Significant
	in active	Observable	unobservable
	markets (level 1)	inputs (level 2)	inputs (level 3)	Total

Public warrants and forward purchase warrants	272,039	—	—	272,039
Private placement warrants	—	—	113,447	113,447
Total warrant liabilities	272,039	—	113,447	385,486

As at 31 December 2019 (Restated)

	Fair value measurement using
	Quoted prices	Significant	Significant
	in active	Observable	unobservable
	markets (level 1)	inputs (level 2)	inputs (level 3)	Total

Public warrants and forward purchase warrants	204,133	—	—	204,133
Private warrants	—	—	94,059	94,059
	204,133	—	94,059	298,192

Summary of reconciliation of fair value measurements categorized within Level 3 of the fair value hierarchy

Private
placement warrants
Carrying amount at 1 January 2019 (Predecessor) (Restated)	—
Addition arising from the Business Combination	92,116
Net loss from the change in fair value of warrant liabilities recognized in profit or loss	2,227
Net gain from the exchange differences on translation of foreign operations recognized in other comprehensive income	(284)

Carrying amount at 31 December 2019 and 1 January 2020 (Successor) (Restated)	94,059
Net loss from the change in fair value of warrant liabilities recognized in profit or loss	26,941
Net gain from the exchange differences on translation of foreign operations recognized in other comprehensive income	(7,553)

Carrying amount at 31 December 2020 (Successor)	113,447